UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the initial period	☐

Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period	☐

Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period from January 1, 2015 to December 31, 2015	☒

Date of Report (Date of earliest event reported) February 22, 2016

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001576832

MC-FIVE MILE COMMERCIAL MORTGAGE FINANCE LLC

(Exact name of securitizer as specified in its charter)

Scott Leitman, (212) 485-2585

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.01.             Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02.             Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Midland Loan Services (“Midland”) as special servicer for Wilmington Trust, National Association, as trustee for the registered holders of JP Morgan Chase 2014-C21 sent a letter (the “Letter”) dated November 20, 2015 to among other parties, MC-Five Mile Commercial Mortgage Finance LLC (“MC-Five”), asserting a breach of the securitization representation(s) made by MC-Five due to the Lockport Professional Park Realty LLC, failure to establish a lockbox account on or before June 30, 2014 in accordance with that certain letter agreement dated June 12, 2014.  Midland requested that the breach be cured within 90 days of the Letter. MC-Five has not admitted an actual representation breach. On February 16, 2016, MC-Five requested a 90 day extension to allow the parties to continue working towards a satisfactory resolution for all parties.

Item 1.03.             Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

Item 2.   Exhibits

The following is filed as an Exhibit to this Report under ABS-15G:

Exhibit 99.1.  Table of all assets securitized by the Securitizer that were the subject of a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MC-FIVE MILE COMMERCIAL MORTGAGE FINANCE LLC
(Securitizer)

Date: February 22, 2016	By:	/s/ Scott Leitman
Name: Scott Leitman
Title: Authorized Signatory